CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS (Short-term Investments - Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Investments and Cash [Abstract]
Available-for-sale securities		$ 2,300